SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 12:-	SUBSEQUENT EVENTS

a.
In January 2016, 177,216 Compensation Shares of Common Stock were issued to certain members of the Board of Directors and Officers of the Company as consideration for a reduction in or waiver of cash salary or fees owed to such individuals. The waiver of cash salary is based upon the average closing price of the Common Stock for the 30 trading days prior to the date the Compensation Shares are granted.

b.	In January 2016, the Company issued 100,000 restricted shares of Common Stock under the terms of the Service Provider Agreement (See Note 9d).

c.
In January and February 2016 the Company issued 814,377 shares of Common Stock in connection with the exercise of 1,249,001 warrants, 765,861 of which were exercised on a cashless basis, that were issued as part of the warrants exercise and replacement agreement discussed in Note 9e for $116. Out of the above issuance, 287,500 shares of Common Stock were issued to the Chief Financial Officer of the Company for gross proceeds of $69.